Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Cash	266,785	404,347
Cash equivalents	66,920	94,902
	333,705	499,249